Income Taxes - Income Tax Examination (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Japan [Member]	Dec. 31, 2010 Japan [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2011 Canada [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2012 U.S. Federal [Member] Minimum [Member]	Dec. 31, 2012 U.S. Federal [Member] Maximum [Member]	Dec. 31, 2012 State [Member] Minimum [Member]	Dec. 31, 2012 State [Member] Maximum [Member]
Income Tax Examination [Line Items]
Favorable income tax examination benefits	$ 13		$ 14	$ 12
Increase (decrease) in valuation allowance		$ (40)			$ 17
Income tax statues of limitations period						3 years	5 years	3 years	5 years